UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2015 to January 31, 2016

Item 1:   Schedule of Investments

Credit Suisse Commodity ACCESS Strategy Fund

Consolidated Schedule of Investments

January 31, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (63.6%)
$400	Federal Farm Credit Banks[1]	(AA+, Aaa)	05/30/17	0.650	$400,219
750	Federal Farm Credit Banks[1]	(AA+, Aaa)	09/18/17	0.570	749,169
600	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/02/18	0.478	598,984
400	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/09/18	0.504	399,539
500	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/22/18	0.455	498,780
500	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/22/18	0.460	498,833
600	Federal Farm Credit Banks[1]	(AA+, Aaa)	04/16/18	0.476	598,753
450	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/01/18	0.540	448,285
900	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/08/18	0.479	898,077
400	Federal Farm Credit Banks[1]	(AA+, Aaa)	08/20/18	0.315	399,634
200	Federal Farm Credit Banks[1]	(AA+, Aaa)	10/19/18	0.610	199,934
300	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/13/18	0.544	299,663
1,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	03/07/16	0.165	999,840
1,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	03/22/16	0.310	999,569
1,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	04/28/16	0.280	999,154
500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/20/16	0.297	499,405
450	Federal Home Loan Banks	(AA+, Aaa)	06/17/16	0.400	450,083
200	Federal Home Loan Banks	(AA+, Aaa)	09/28/18	1.140	200,001
600	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	04/27/17	0.471	599,585
200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/06/18	1.050	200,132
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/13/18	1.000	499,321
200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/27/18	1.100	200,183
350	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.250	350,114
300	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	11/16/18	1.250	300,013
800	Federal Home Loan Mortgage Corp.[2]	(AA+, Aaa)	11/26/18	0.750	800,186
700	Federal Home Loan Mortgage Corp.[2]	(AA+, Aaa)	02/01/19	0.750	699,912
380	Federal National Mortgage Association[1]	(AA+, Aaa)	08/12/16	0.446	379,991
600	Federal National Mortgage Association[1]	(AA+, Aaa)	01/26/17	0.441	599,698
700	Federal National Mortgage Association[1]	(AA+, Aaa)	09/08/17	0.434	698,767
500	Federal National Mortgage Association[1]	(AA+, Aaa)	10/05/17	0.440	499,063
600	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	600,090
700	Federal National Mortgage Association[2]	(AA+, Aaa)	02/01/19	0.750	699,825
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $17,277,174)					17,264,802

UNITED STATES TREASURY OBLIGATIONS (20.3%)
1,200	United States Treasury Floating Rate Notes[1,3,4]	(AA+, Aaa)	07/31/16	0.375	1,200,205
500	United States Treasury Floating Rate Notes[1,3]	(AA+, Aaa)	10/31/16	0.358	500,033
600	United States Treasury Floating Rate Notes[1,4]	(AA+, Aaa)	01/31/17	0.389	600,140
500	United States Treasury Floating Rate Notes[1,3]	(AA+, Aaa)	07/31/17	0.382	499,489
700	United States Treasury Floating Rate Notes[1,4]	(AA+, Aaa)	10/31/17	0.473	699,943
1,000	United States Treasury Notes	(AA+, Aaa)	05/31/16	1.750	1,004,346
400	United States Treasury Notes	(AA+, Aaa)	09/30/17	0.625	399,109
400	United States Treasury Notes	(AA+, Aaa)	04/15/18	0.750	399,117
200	United States Treasury Notes	(AA+, Aaa)	10/15/18	0.875	199,691
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $5,500,268)					5,502,073

SHORT-TERM INVESTMENT (10.7%)
2,892	State Street Bank and Trust Co. Euro Time Deposit (Cost $2,892,431)		02/01/16	0.010	2,892,431

TOTAL INVESTMENTS AT VALUE (94.6%) (Cost $25,669,873)					25,659,306

OTHER ASSETS IN EXCESS OF LIABILITIES (5.4%)					1,463,041

NET ASSETS (100.0%)					$27,122,347

†                             Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

1                             Variable rate obligations — The interest rate is the rate as of January 31, 2016.

2                             Step Bond — The interest rate is as of January 31, 2016 and will reset at a future date.

3                             At January 31, 2016, $1,399,590 in the value of these securities have been pledged to cover initial margin requirements for open futures contracts.

4                             At January 31, 2016, $1,217,210 in the value of these securities have been pledged as collateral for open swap contracts.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Apr 2016	43	$1,545,440	$172,242
	USD	Dec 2016	59	2,463,250	(463,326)
					$(291,084)
Livestock
	USD	Apr 2016	10	783,375	$(8,651)
Contracts to Sell
Energy
	USD	Mar 2016	(31)	(1,042,220)	$148,592
	USD	Jun 2016	(28)	(1,064,000)	264,450
					$413,042
Livestock
	USD	Apr 2016	(28)	(791,840)	$(64,278)
Net unrealized appreciation (depreciation)					$49,029

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$4,911,039	02/25/16	Barclays	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	$126,492
USD	5,000,000	02/05/16	Goldman Sachs	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	151,721
USD	7,619,871	02/25/16	Goldman Sachs	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	196,288
USD	5,936,559	02/25/16	JPMorgan Chase	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	152,913
USD	10,149,000	02/05/16	UBS	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(78,721)
						$548,693

1                   The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$17,264,802	$—	$17,264,802
United States Treasury Obligations	—	5,502,073	—	5,502,073
Short-term Investments	—	2,892,431	—	2,892,431
	$—	$25,659,306	$—	$25,659,306
Other Financial Instruments*
Futures Contracts	$585,284	$—	$—	$585,284
Swap Contracts	—	627,414	—	627,414

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$536,255	$—	$—	$536,255
Swap Contracts	—	78,721	—	627,414

*            Other financial instruments include unrealized appreciation/(depreciation) on futures and swap contracts.

For the quarter ended January 31, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

January 31, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (1.9%)
$38,222	BNP Paribas, Commodity Index Linked Senior Unsecured Notes[1,2]	(A+, A1)	03/27/17	0.419	$42,199,993
13,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes[1,2,3]	(BBB+, A2)	02/14/17	0.286	13,306,800
18,100	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes[1,2,3]	(BBB+, A2)	02/14/17	0.286	17,573,290
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $69,322,000)					73,080,083

UNITED STATES AGENCY OBLIGATIONS (74.7%)
55,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	05/30/17	0.650	55,030,140
81,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	09/18/17	0.570	80,910,252
99,100	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/02/18	0.478	98,932,224
71,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/05/18	0.470	70,864,319
50,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/09/18	0.504	49,942,350
80,250	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/22/18	0.455	80,054,190
56,150	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/22/18	0.460	56,018,946
173,200	Federal Farm Credit Banks[1]	(AA+, Aaa)	04/16/18	0.476	172,839,917
69,200	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/01/18	0.540	68,936,210
137,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/08/18	0.479	136,707,231
68,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	08/20/18	0.315	67,937,780
37,800	Federal Farm Credit Banks[1]	(AA+, Aaa)	10/19/18	0.610	37,787,526
33,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/13/18	0.544	32,962,908
71,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/12/19	0.376	71,024,069
51,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	02/05/16	0.260	50,998,527
30,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	02/12/16	0.265	29,997,571
20,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	02/17/16	0.260	19,997,689
143,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	02/18/16	0.260	142,982,442
67,300	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	03/07/16	0.165	67,289,204
53,500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	03/10/16	0.310	53,482,494
41,300	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	03/22/16	0.308	41,282,357
93,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	03/22/16	0.310	92,959,958
150,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	04/28/16	0.280	149,873,100
97,700	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/20/16	0.297	97,583,737
18,200	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	06/03/16	0.310	18,175,066
28,000	Federal Home Loan Banks	(AA+, Aaa)	04/15/16	0.310	27,995,576
60,480	Federal Home Loan Banks	(AA+, Aaa)	06/17/16	0.400	60,491,128
20,000	Federal Home Loan Banks	(AA+, Aaa)	05/25/18	1.200	20,010,760
30,000	Federal Home Loan Banks	(AA+, Aaa)	09/28/18	1.140	30,000,180
57,000	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	01/12/17	0.429	56,972,925
35,600	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	01/13/17	0.429	35,585,618
100,000	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	04/27/17	0.471	99,930,800
15,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/06/18	1.050	15,009,900
70,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/13/18	1.000	69,904,940
27,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/27/18	1.100	27,024,651
52,900	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.250	52,917,192
50,000	Federal Home Loan Mortgage Corp.[4]	(AA+, Aaa)	02/01/19	0.750	49,993,750
30,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	05/12/16	0.282	29,966,910
60,700	Federal National Mortgage Association[1]	(AA+, Aaa)	08/12/16	0.446	60,698,604
125,000	Federal National Mortgage Association[1]	(AA+, Aaa)	09/08/17	0.434	124,779,875
77,300	Federal National Mortgage Association[1]	(AA+, Aaa)	10/05/17	0.440	77,155,217
88,600	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	88,613,290
50,000	Federal National Mortgage Association[4]	(AA+, Aaa)	02/01/19	0.750	49,987,500
15,000	Federal National Mortgage Association Discount Notes	(AA+, Aaa)	02/01/16	0.199	15,000,000
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $2,838,753,952)					2,836,609,023

UNITED STATES TREASURY OBLIGATIONS (15.4%)
20,000	United States Treasury Floating Rate Notes[1]	(AA+, Aaa)	04/30/16	0.374	20,002,160
70,000	United States Treasury Floating Rate Notes[1,5,6]	(AA+, Aaa)	07/31/16	0.375	70,011,970
70,000	United States Treasury Floating Rate Notes[1,6]	(AA+, Aaa)	10/31/16	0.358	70,004,620
25,000	United States Treasury Floating Rate Notes[1,5]	(AA+, Aaa)	07/31/17	0.382	24,974,450
120,000	United States Treasury Floating Rate Notes[1,5,6]	(AA+, Aaa)	10/31/17	0.473	119,990,160
20,000	United States Treasury Notes	(AA+, Aaa)	05/31/16	1.750	20,086,920
44,800	United States Treasury Notes	(AA+, Aaa)	06/15/16	0.500	44,809,453
71,900	United States Treasury Notes	(AA+, Aaa)	09/30/17	0.625	71,739,879
75,000	United States Treasury Notes	(AA+, Aaa)	04/15/18	0.750	74,834,475

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (continued)
$69,200	United States Treasury Notes[7]	(AA+, Aaa)	10/15/18	0.875	$69,093,224
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $585,206,237)					585,547,311

Number of Shares
SHORT-TERM INVESTMENTS (5.9%)
60,405,420	State Street Navigator Prime Portfolio, 0.44%[8]	60,405,420

Par (000)		Maturity	Rate%
$164,688	State Street Bank and Trust Co. Euro Time Deposit	02/01/16	0.010	164,688,469
TOTAL SHORT-TERM INVESTMENTS (Cost $225,093,889)				225,093,889

TOTAL INVESTMENTS AT VALUE (97.9%) (Cost $3,718,376,078)				3,720,330,306

OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)				78,778,954

NET ASSETS (100.0%)				$3,799,109,260

†                             Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

1                             Variable rate obligations — The interest rate is the rate as of January 31, 2016.

2                             Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities.

3                             Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities amounted to a value of $30,880,090 or 0.8% of net assets.

4                             Step Bond — The interest rate is as of January 31, 2016 and will reset at a future date.

5                             At January 31, 2016, $30,974,211 in the value of these securities have been pledged to cover initial margin requirements for open futures contracts.

6                             At January 31, 2016, $77,748,338 in the value of these securities have been pledged as collateral for open swap contracts.

7                             Security or portion thereof is out on loan.

8                             Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2016.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Dec 2016	1,059	$44,213,250	$(8,303,923)
Contracts to Sell
Energy
	USD	Mar 2016	(486)	(16,339,320)	$2,329,533
	USD	Jun 2016	(573)	(21,774,000)	5,395,164
					$7,724,697
Net unrealized appreciation (depreciation)					$(579,226)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$52,658,354	02/25/16	Bank of America	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	$763,198
USD	62,221,616	02/25/16	Bank of America	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	748,441
USD	336,062,407	02/25/16	Bank of America	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	4,952,402
USD	81,025,617	02/25/16	Bank of America	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	1,174,203
USD	25,317,987	02/25/16	Barclays	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	366,888
USD	182,302,625	02/25/16	Barclays	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	2,338,765
USD	41,890,652	02/25/16	BNP Paribas	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	607,041
USD	130,775,307	02/25/16	BNP Paribas	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	1,677,695
USD	134,634,520	02/25/16	CIBC	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	1,951,015
USD	177,946,489	02/25/16	CIBC	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	2,282,880
USD	125,454,240	02/25/16	Citigroup	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	1,818,120
USD	208,567,090	02/25/16	Citigroup	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	2,675,712
USD	137,767,534	02/25/16	Goldman Sachs	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	1,996,417
USD	205,409,454	02/25/16	Goldman Sachs	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	2,635,315
USD	220,914,330	02/25/16	JPMorgan Chase	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	2,834,236
USD	9,489,242	02/25/16	Macquarie	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	137,511
USD	10,246,214	02/25/16	Macquarie	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	131,488
USD	470,898,549	02/25/16	Macquarie	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	6,569,459
USD	200,522,847	02/25/16	Morgan Stanley	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	2,905,816
USD	67,218,474	02/25/16	Morgan Stanley	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	862,347
USD	84,956,334	02/25/16	Societe Generale	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	1,231,119

Commodity Index Swap Contracts (contiuned)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$145,614,196	02/25/16	Societe Generale	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	$1,868,088
USD	154,734,522	02/25/16	Societe Generale	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	2,146,717
USD	186,368,746	02/25/16	UBS	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	2,700,707
USD	64,106,966	02/25/16	UBS	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	822,430
USD	17,600,098	02/25/16	Wells Fargo Bank	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	225,893
						$48,423,903

1                   The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$73,080,083	$—	$73,080,083
United States Agency Obligations	—	2,836,609,023	—	2,836,609,023
United States Treasury Obligations	—	585,547,311	—	585,547,311
Short-term Investments	—	225,093,889	—	225,093,889
	$—	$3,720,330,306	$—	$3,720,330,306
Other Financial Instruments*
Futures Contracts	$7,724,697	$—	$—	$7,724,697
Swap Contracts	—	48,423,903	—	48,423,903

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$8,303,923	$—	$—	$8,303,923

*        Other financial instruments include unrealized appreciation/(depreciation) on futures and swap contracts.

For the quarter ended January 31, 2016, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 21, 2016

/s/Rocco DelGuercio
Name:	Rocco DelGuercio
Title:	Chief Financial Officer
Date:	March 21, 2016